LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2025 CAD ($)
LONG-TERM DEBT
Long-term debt	$ 6,824.3
2026
LONG-TERM DEBT
Long-term debt	491.6
2027
LONG-TERM DEBT
Long-term debt	688.2
2028
LONG-TERM DEBT
Long-term debt	750.0
2029
LONG-TERM DEBT
Long-term debt	1,286.0
2030
LONG-TERM DEBT
Long-term debt	800.0
2031 and thereafter
LONG-TERM DEBT
Long-term debt	$ 2,808.5